Company Information - Surety provided to the French tax authorities (Details) € in Thousands	Dec. 31, 2020 EUR (€) item	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 01, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)
Other Non Current Assets [Line Items]
Amount of guarantee	€ 1,700
Longterm deposit accounts	1,698		€ 792		€ 108
Amount of pledge as a percentage of sum not covered by the indemnity to be received				50.00%
Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Amount of guarantee	€ 1,700			€ 1,700
Number of pledges over cash | item	2			2
Pledge over cash, one | Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Amount of guarantee				€ 700
Number of pledges over cash | item				1
Amount of pledge as a percentage of sum not covered by the indemnity to be received				50.00%
Pledge over cash, two
Other Non Current Assets [Line Items]
Amount of guarantee	€ 1,000
Pledge over cash, two | Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Amount of guarantee		€ 1,000
Crdit Agricole bank
Other Non Current Assets [Line Items]
Number of pledges over cash | item	2
Amount of pledge as a percentage of sum not covered by the indemnity to be received	50.00%
Crdit Agricole bank | If dispute remains unresolved
Other Non Current Assets [Line Items]
Amount of guarantee	€ 3,400
Crdit Agricole bank | Tax Disputees With French Tax Authorities
Other Non Current Assets [Line Items]
Amount of guarantee	3,400			€ 3,400
Crdit Agricole bank | Pledge over cash, one
Other Non Current Assets [Line Items]
Amount of guarantee	€ 700
Number of pledges over cash | item	1